Leases (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Weighted average borrowing rate	5.00%	5.00%
Weighted average remaining life of lease	2 years	2 years
Cash outflow for leases	$ 861,945	$ 1,096,308	$ 566,039
Machinery [member]
IfrsStatementLineItems [Line Items]
Lease term	12 months	12 months